OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Operating Leases
SCHEDULE OF LEASE EXPENSE

The components of lease expense were as follows for each of the periods presented:

	December 31, 2022	December 31, 2021
Operating lease expense	$353,997	-
Short-term lease expense	1,061,609	690,203
Total operating lease costs	1,415,606	690,203
Other information
Operating cash flows used in operating leases	323,099	-
Weighted average remaining lease term (in years)	1.38	-
Weighted average discount rate	5.612%	-

SCHEDULE OF OPERATING FUTURE LEASE PAYMENTS

Future lease payments included in the measurement of operating lease liabilities as of December 31, 2022 is as follows:

December 31, 2022
2023	$263,708
2024	103,396
367,104
Less: discount on operating lease liabilities	(15,658)
Present value of operating lease liabilities	351,446
Less: Current portion of operating lease liabilities	(255,845)
Non-current portion of operating lease liabilities	95,601